PROPERTY AND EQUIPMENT, NET	12 Months Ended
May 31, 2023
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 5 –PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consists of the following:

	Estimated Life	May 31, 2023	May 31, 2022
Laboratory equipment	5 years	$88,388	$88,388
Furniture	7 years	11,780	11,780
Computer equipment	3 years	3,898	3,898
Total property and equipment		104,066	104,066
Accumulated depreciation		(44,435)	(24,384)
Property and equipment, net		$59,631	$79,682